Leases Liabilities - Schedule of Movement of the Right of Use (Details) - Right-of-use assets [member] - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Movement of the Right of Use [Line Items]
Balance		R$ 88,737		R$ 68,275
Additions		393,127		129,551
Contracts terminated		(4,775)		(5,532)
Amortization		(155,112)		(59,218)
Initial Collection				28
Transfers		319		(29,269)
Non-cash transfer				(11,161)
Foreign currency translation adjustment		24,358		(3,937)
Balance		346,654		88,737
Rentals – Fleets [Member]
Schedule of Movement of the Right of Use [Line Items]
Balance			[1]
Additions		226,025	[1]
Contracts terminated			[1]
Amortization		(13,378)	[1]
Initial Collection			[1]
Transfers			[1]
Non-cash transfer			[1]
Foreign currency translation adjustment			[1]
Balance	[1]	212,647
Leases of non-material value [Member]
Schedule of Movement of the Right of Use [Line Items]
Balance		88,737	[2]	68,275
Additions		167,102	[2]	129,551
Contracts terminated		(4,775)	[2]	(5,532)
Amortization		(141,734)	[2]	(59,218)
Initial Collection			[2]	28
Transfers		319	[2]	(29,269)
Non-cash transfer			[2]	(11,161)
Foreign currency translation adjustment		24,358	[2]	(3,937)
Balance	[2]	R$ 134,007		R$ 88,737

[1]	Arising from the renewal of the fleets of heavy vehicles, such as tractors, trucks, trailers and buses of the leasing company Addiante and of yellow line assets, consisting of machines such as backhoes, forklifts and tractors of the company CHG-Meridian, as mentioned in explanatory note 1.2, in Relevant Events.
[2]	Refer mainly to properties (including administrative offices, regional offices, service bases, warehouses, training center) and fleets that are leased from third parties for conducting the business of the Company and its subsidiaries in various locations in the country. Since April 2020, the lease agreement with related parties for the properties in Nova Odessa/SP and the Company’s headquarters in São Paulo/SP began, which follow market conditions.